UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Shares		Value (000)

COMMON STOCK ‡ — 99.9%
Consumer Discretionary — 19.6%
5,377	Amazon.com*	$2,001
18,189	Michael Kors Holdings*	1,196
16,590	Nike	1,664
1,710	priceline.com*	1,991
4,609	Tesla Motors*	870
15,339	Tractor Supply	1,305

		9,027

Energy — 5.8%
54,900	Cabot Oil & Gas	1,621
27,998	FMC Technologies *	1,036

		2,657

Health Care — 25.7%
9,147	Alexion Pharmaceuticals*	1,585
3,903	Biogen*	1,648
29,397	Bristol-Myers Squibb	1,896
13,150	Celgene*	1,516
9,630	Illumina*	1,787
3,173	Intercept Pharmaceuticals*	895
15,839	Novo Nordisk A	846
14,505	Vertex Pharmaceuticals *	1,711

		11,884

Industrials — 2.0%
4,368	Precision Castparts	917

Information Technology — 44.4%
17,623	Alibaba Group Holding*	1,467
26,920	ARM Holdings PLC	1,327
7,795	Baidu*	1,624
23,465	Cognizant Technology Solutions*	1,464
20,526	Facebook*	1,688
6,978	LinkedIn*	1,744
10,060	MercadoLibre	1,233
22,254	Mobileye NV*	935
27,714	salesforce.com inc*	1,852
9,000	ServiceNow*	709
25,116	Splunk*	1,487
39,260	Twitter*	1,966
25,612	Visa	1,675
15,952	VMware *	1,308

		20,479

Materials — 2.4%
9,990	Monsanto	1,124

TOTAL COMMON STOCK (Cost $40,267)		46,088

SHORT-TERM INVESTMENT (A) — 1.9%
887,614	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $888)	888

TOTAL INVESTMENTS (Cost $41,155†) — 101.8%		$46,976

Percentages are based on Net Assets of $46,166 ($ Thousands).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of March 31, 2015.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	At March 31, 2015, the tax basis cost of the Fund’s investments was $41,155, and the unrealized appreciation and depreciation were $7,168 and $(1,347) respectively.

PLC — Public Liability Company.

March 31, 2015		www.bishopstreetfunds.com
1

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Cost figures are shown in thousands.

As of March 31, 2015, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2400

March 31, 2015		www.bishopstreetfunds.com
2

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Shares		Value (000)

COMMON STOCK — 94.7%
Consumer Discretionary — 9.2%
24,570	Comcast	$1,388
2,720	Garmin	129
10,400	Hanesbrands	349
10,240	Home Depot	1,163
7,675	Macy’s	498
4,090	McDonald’s	398
8,270	Time Warner	698
5,960	VF	449

		5,072

Consumer Staples — 12.7%
17,350	Altria Group	868
2,375	Anheuser-Busch InBev NV	290
8,650	Coca-Cola Enterprises	382
8,875	CVS Health	916
7,700	General Mills	436
5,650	Kimberly-Clark	605
7,970	PepsiCo	762
13,300	Philip Morris International	1,002
10,950	Procter & Gamble	897
9,735	Wal-Mart Stores	801

		6,959

Energy — 8.5%
5,700	BP PLC	223
7,250	Chevron	761
3,475	ConocoPhillips	216
15,825	Exxon Mobil	1,345
9,950	Kinder Morgan	418
7,600	Occidental Petroleum	555
7,725	Royal Dutch Shell PLC ADR	461
8,050	Schlumberger	672

		4,651

Financials — 17.3%
4,723	ACE	526
1,600	Alexandria Real Estate Equities‡	157
1,210	AvalonBay Communities‡	211
2,410	BlackRock	882
4,264	Chubb	431
5,958	CME Group	564
7,280	Duke Realty‡	158
610	Essex Property Trust‡	140
23,134	JPMorgan Chase	1,402
13,083	Marsh & McLennan	734
6,215	Northern Trust	433
6,389	PNC Financial Services Group	596
3,102	Public Storage‡	612
1,815	Simon Property Group‡	355
4,260	T Rowe Price Group	345
12,900	US Bancorp	563
25,859	Wells Fargo	1,407

		9,516

Health Care — 12.5%
5,415	Amgen	866
4,340	Bristol-Myers Squibb	280
6,470	Gilead Sciences	635
14,425	Johnson & Johnson	1,451
8,837	Medtronic PLC	689
23,200	Merck	1,334
34,650	Pfizer	1,205
11,355	Roche Holding AG	390

		6,850

Industrials — 11.9%
3,570	Boeing	536
4,480	Dover	310
16,940	General Electric	420

March 31, 2015	www.bishopstreetfunds.com

3

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Shares		Value (000)
Industrials — (continued)
9,725	Honeywell International	$1,014
3,400	Illinois Tool Works	330
2,900	Lockheed Martin	589
3,575	Parker Hannifin	425
9,550	Raytheon	1,043
5,900	United Parcel Service	572
7,170	United Technologies	840
8,100	Waste Management	439

		6,518

Information Technology — 12.8%
14,560	Apple	1,812
7,400	Automatic Data Processing	634
26,200	Cisco Systems	721
14,195	EMC	363
33,025	Intel	1,033
1,770	International Business Machines	284
3,020	Microchip Technology	147
36,640	Microsoft	1,489
10,000	Texas Instruments	572

		7,055

Materials — 3.0%
7,040	EI du Pont de Nemours	503
1,875	LyondellBasell Industries NV	165
2,300	Sherwin-Williams	654
6,850	Sonoco Products	312

		1,634

Telecommunication Services — 2.4%
27,080	Verizon Communications	1,317

Utilities — 4.4%
5,500	American Electric Power	309
9,550	CMS Energy	333
4,225	Dominion Resources	299
6,250	Eversource Energy	316
3,125	NextEra Energy	325
4,990	PG&E	265
2,600	Sempra Energy	284
6,175	Wisconsin Energy	306

		2,437

TOTAL COMMON STOCK (Cost $37,153)		52,009

EXCHANGE TRADED FUND — 0.6%
1,500	SPDR S&P 500 ETF Trust, Ser 1 (Cost $313)	310

PREFERRED STOCK — 0.4%
Financials — 0.4%
13,395	Fifth Third Bancorp, 8.50% (Cost $236)	253

SHORT-TERM INVESTMENT (A) — 4.3%
2,366,415	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $2,366)	2,366

TOTAL INVESTMENTS (Cost $40,068†) —100.0%		$54,938

Percentages are based on Net Assets of $54,914 (000).

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of March 31, 2015.

†	At March 31, 2015, the tax basis cost of the Fund’s investments was $40,068, and the unrealized appreciation and depreciation were $15,373 and $(503) respectively.

Cost figures are shown in thousands.

March 31, 2015	www.bishopstreetfunds.com

4

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

PLC—Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

As of March 31, 2015, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2400

March 31, 2015	www.bishopstreetfunds.com

5

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

CORPORATE OBLIGATIONS — 58.7%
Banks — 4.6%
	Bank of Oklahoma
$500	0.948%, 05/15/17 (A)	$498
	Barclays Bank PLC
500	6.750%, 05/22/19	593
	Citigroup
520	6.000%, 08/15/17	572
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	597
	JPMorgan Chase
450	3.150%, 07/05/16	461
	MUFG Americas Holdings
250	2.250%, 02/10/20	250
	US Bancorp MTN
500	3.000%, 03/15/22	518

		3,489

Consumer Discretionary — 7.4%
	Amazon.com
250	4.800%, 12/05/34	274
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	425
	Anheuser-Busch InBev Worldwide
350	7.750%, 01/15/19	424
	AutoZone
250	4.000%, 11/15/20	269
	Comcast
550	3.600%, 03/01/24	590
	DIRECTV Holdings LLC
275	3.800%, 03/15/22	285
	Dollar General
500	1.875%, 04/15/18	495
	Ford Motor Credit LLC
500	2.375%, 03/12/19	506
	Home Depot
700	5.875%, 12/16/36	926
	Johnson Controls
500	4.250%, 03/01/21	543
	McDonald’s MTN
350	1.875%, 05/29/19	354
	Target
525	2.300%, 06/26/19	538

		5,629

Consumer Staples — 4.4%
	Campbell Soup
500	4.250%, 04/15/21	546
	Coca-Cola
200	2.450%, 11/01/20	206
	Colgate-Palmolive MTN
500	1.950%, 02/01/23	483
	ConAgra Foods
250	1.900%, 01/25/18	250
	Genentech
700	4.750%, 07/15/15	708
	Hershey
250	2.625%, 05/01/23	250
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	511

March 31, 2015		www.bishopstreetfunds.com
6

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

Consumer Staples — (continued)
	Walgreens Boots Alliance
$400	3.300%, 11/18/21	$412

		3,366

Energy — 7.7%
	BP Capital Markets PLC
265	3.814%, 02/10/24	275
	Cameron International
375	4.500%, 06/01/21	402
	Devon Energy
400	6.300%, 01/15/19	459
	Halliburton
1,000	6.150%, 09/15/19	1,175
	Hess
400	8.125%, 02/15/19	480
	Kinder Morgan Energy Partners
500	9.000%, 02/01/19	609
	Murphy Oil
500	2.500%, 12/01/17	493
	Occidental Petroleum
375	2.700%, 02/15/23	373
	ONEOK Partners
500	3.200%, 09/15/18	506
	Schlumberger Investment SA
400	3.650%, 12/01/23	426
	Valero Energy
500	6.625%, 06/15/37	617

		5,815

Financials — 13.8%
	Aflac
1,000	8.500%, 05/15/19	1,263
	American International Group
120	2.300%, 07/16/19	122
	Aon
500	3.125%, 05/27/16	513
	Bank of America
750	2.600%, 01/15/19	763
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	552
	Branch Banking & Trust
400	1.000%, 04/03/17	400
	General Electric Capital MTN
600	1.271%, 03/15/23 (A)	608
	Lincoln National
500	8.750%, 07/01/19	629
	MetLife
1,000	6.817%, 08/15/18	1,165
	Morgan Stanley MTN
550	5.750%, 10/18/16	587
500	0.707%, 10/18/16 (A)	499
	Principal Financial Group
500	8.875%, 05/15/19	629
	Prudential Financial MTN
320	7.375%, 06/15/19	388
	Royal Bank of Canada MTN
650	2.150%, 03/06/20	654
	State Street
425	4.956%, 03/15/18	460
	Toyota Motor Credit MTN
500	1.375%, 01/10/18	502

March 31, 2015		www.bishopstreetfunds.com
7

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

Financials — (continued)
	Ventas Realty
$415	2.700%, 04/01/20 ‡	$419
	Wells Fargo
300	2.150%, 01/15/19	305

		10,458

Health Care — 7.1%
	AbbVie
340	2.900%, 11/06/22	337
	Amgen
350	5.700%, 02/01/19	400
520	2.200%, 05/22/19	527
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,113
	Becton Dickinson and
500	3.125%, 11/08/21	514
	Cigna Corp
600	8.500%, 05/01/19	747
	Gilead Sciences
875	3.050%, 12/01/16	906
	Merck Sharp & Dohme
750	5.000%, 06/30/19	850

		5,394

Industrials — 2.1%
	Caterpillar
500	7.900%, 12/15/18	610
	Emerson Electric
500	2.625%, 02/15/23	501
	Raytheon
475	2.500%, 12/15/22	474

		1,585

Information Technology — 5.5%
	EMC
250	1.875%, 06/01/18	253
	Ingram Micro
170	5.000%, 08/10/22	181
	Intel
550	3.300%, 10/01/21	585
	International Business Machines
1,000	8.375%, 11/01/19	1,292
	Microsoft
500	3.625%, 12/15/23	545
	Symantec
500	4.200%, 09/15/20	527
	Texas Instruments
500	1.000%, 05/01/18	497
	Xerox Business Services LLC
250	5.200%, 06/01/15	252

		4,132

Materials — 3.2%
	BHP Billiton Finance
350	5.250%, 12/15/15	361
	Mosaic
500	5.625%, 11/15/43	594
10	3.750%, 11/15/21	11
	Praxair
500	2.200%, 08/15/22	487

March 31, 2015		www.bishopstreetfunds.com
8

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

Materials — (continued)
	Rio Tinto Finance USA
$750	9.000%, 05/01/19	$951

		2,404

Telecommunication Services — 0.9%
	AT&T
305	5.500%, 02/01/18	336
	Verizon Communications
375	2.625%, 02/21/20 (B)	381

		717

Transportation — 1.5%
	Burlington Northern Santa Fe LLC
625	4.450%, 03/15/43	670
	Continental Airlines
429	9.000%, 07/08/16	464

		1,134

Utilities — 0.5%
	CenterPoint Energy
350	5.950%, 02/01/17	380

TOTAL CORPORATE OBLIGATIONS (Cost $42,463)		44,503

U.S. TREASURY OBLIGATIONS — 16.4%
	U.S. Treasury Bond
700	7.250%, 05/15/16	754
800	6.000%, 02/15/26	1,114
500	5.375%, 02/15/31	711
700	4.750%, 02/15/37	985
1,350	4.500%, 08/15/39	1,848
245	4.375%, 05/15/41	334
335	3.750%, 08/15/41	416
1,000	3.625%, 08/15/43	1,222
1,000	2.875%, 05/15/43	1,066
	U.S. Treasury Note
275	3.750%, 11/15/18	301
350	3.625%, 02/15/21	391
625	3.125%, 10/31/16	651
500	3.125%, 01/31/17	524
600	2.875%, 03/31/18	635
405	2.625%, 04/30/16	415
750	2.375%, 07/31/17	780
325	1.375%, 02/28/19	327

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,108)		12,474

MUNICIPAL BONDS — 9.5%
	Atlantic City Board of Education
350	6.800%, 08/15/28	387
	California State, GO
560	6.509%, 04/01/39	661
	City of New York New York, GO
300	6.268%, 03/01/31	348
	City of San Antonio Texas Water System Revenue
250	5.502%, 05/15/29	305
	Houston, Independent School District, GO
250	6.125%, 02/15/28	281

March 31, 2015		www.bishopstreetfunds.com
9

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

Municipal — (continued)
	Hudson County, Improvement Authority, RB, AGM Insured
$575	7.400%, 12/01/25	$703
	Little Blue Valley Sewer District
1,000	6.200%, 09/01/30	1,227
	Maryland State, Transportation Authority, RB
500	5.788%, 07/01/29	619
	Missouri Joint Municipal Electric Utility Commission
560	7.597%, 01/01/32	714
	Napa Valley Unified School District, GO
225	6.507%, 08/01/43	307
	New York City Water & Sewer System
1,000	6.124%, 06/15/42	1,151
	Port of Vancouver Washington, Ser B
500	3.614%, 12/01/28	508

TOTAL MUNICIPAL BONDS (Cost $7,023)		7,211

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
	FHLB
1,100	5.125%, 03/10/17	1,195
475	4.750%, 03/10/23	563
1,000	4.125%, 03/13/20	1,126
1,100	3.750%, 12/14/18	1,199
	FHLMC(B)
875	8.250%, 06/01/16	954
	FHLMC MTN
550	1.250%, 12/29/17	552
	GNMA, Ser 2012-101, Cl KL
1,000	2.000%, 09/20/41	940

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,334)		6,529

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 2.9%
	FHLMC, Ser E01488
141	5.000%, 10/01/18	148
	FHLMC, Ser G12710
162	5.500%, 07/01/22	170
	FNMA, Ser 2003-33, Cl AB
194	3.750%, 03/25/33	198
	FNMA, Ser 2003-58, Cl D
88	3.500%, 07/25/33	91
	FNMA, Ser 2013-92, Cl MT
104	4.000%, 07/25/41	111
	FNMA, Ser 889958
73	5.000%, 10/01/23	80
	GNMA, Ser 2011-112, Cl JP
519	2.000%, 02/20/40	523
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	679
	GNMA, Ser 2013-109, Cl GA
225	3.500%, 07/16/43	226

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $2,181)		2,226

NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 1.1%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
853	1.880%, 04/25/32 (Cost $773)	805

March 31, 2015		www.bishopstreetfunds.com
10

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Shares		Value (000)

SHORT-TERM INVESTMENT (C) — 2.2%
1,644,399	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $1,644)	$1,644

TOTAL INVESTMENTS (Cost $71,526†) — 99.4%		$75,392

Percentages are based on Net Assets of $75,809(000).

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2015. The maturity date shown is the final maturity date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At March 31, 2015, these securities amounted to $381($ Thousands), representing 0.50% of net assets of the Fund.
(C)	The rate shown is the 7-day effective yield as of March 31, 2015.
†	At March 31, 2015, the tax basis cost of the Fund’s investments was $71,526, and the unrealized appreciation and depreciation were $3,965 and $(99) respectively.

Cost figures are shown in thousands.

AGM—Assured Guaranty Municipal Corp.

Cl—Class

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

LLC—Limited Liability Corporation

MTN—Medium Term Note

PLC—Public Limited Company

RB—Revenue Bond

Ser—Series

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$44,503	$—	$44,503
U.S. Treasury Obligations	—	12,474	—	12,474
Municipal Bonds	—	7,211	—	7,211
U.S. Government Agency Obligations	—	6,529	—	6,529
U.S. Government Mortgage-Backed Obligations	—	2,226	—	2,226
Non-Agency Mortgage-Backed Obligation	—	805	—	805
Short-Term Investment	1,644	—	—	1,644

Total Investments in Securities	$1,644	$73,748	$—	$75,392

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2400

March 31, 2015		www.bishopstreetfunds.com
11

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 98.2%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$272

Alaska — 0.8%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
1,000	5.000%, 09/01/22	1,199

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	586

California — 2.1%
	California State, GO
420	5.000%, 11/01/32	490
170	4.500%, 03/01/21	194
150	4.500%, 08/01/30	159
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,208
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,154

		3,205

Florida — 0.7%
	City of Jacksonville Florida, Ser A
1,000	5.000%, 10/01/29	1,160

Georgia — 0.4%
	City of Atlanta Georgia Water & Wastewater Revenue, Ser A, NATL-RE Insured
450	5.500%, 11/01/27	561

Hawaii — 82.0%
	City & County, Honolulu Hawaii Wastewater System Revenue, Ser B, RB
500	4.000%, 07/01/21	571
	Hawaii Airports System Revenue State, Airport System Authority, Ser A, RB
250	5.250%, 07/01/23	294
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	590
1,000	5.000%, 07/15/22	1,124
250	5.000%, 09/01/22	304
500	4.000%, 03/01/22	549
	Hawaii County, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,013
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	244
	Hawaii Department of Budget & Finance State
325	5.125%, 07/01/31	373
	Hawaii Department of Budget & Finance State, Ser A
775	5.000%, 07/01/35	889
850	4.000%, 07/01/18	929
	Hawaii Department of Budget & Finance State, Sub-Ser, RB
4,050	6.500%, 07/01/39	4,718
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,170
	Hawaii State, Airport System Authority, Ser A, RB
375	5.250%, 07/01/21	443
2,500	5.250%, 07/01/27	2,926

March 31, 2015		www.bishopstreetfunds.com
12

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

Hawaii — (continued)
$900	5.250%, 07/01/30	$1,044
	Hawaii State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,289
1,500	4.125%, 07/01/24	1,633
1,000	3.000%, 07/01/17	1,049
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,019
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	519
1,000	4.625%, 07/01/21	1,132
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	250
55	3.000%, 07/01/19	57
	Hawaii State, Department of Budget & Finance, RB
300	3.600%, 11/15/20	304
300	3.350%, 11/15/19	304
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,119
110	4.250%, 11/01/26	115
	Hawaii State, Department of Transportation, COP, AMT
1,525	5.000%, 08/01/21	1,784
1,300	5.000%, 08/01/27	1,488
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	115
1,125	4.250%, 07/01/21	1,253
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	501
	Hawaii State, Highway Authority, RB
500	5.750%, 01/01/28	579
605	5.500%, 07/01/18	692
1,000	5.500%, 01/01/25	1,151
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	616
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/31	803
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,418
1,600	5.250%, 07/01/19	1,862
250	5.000%, 07/01/16 , Pre-Refunded @ 100 (A)	253
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	214
115	3.750%, 04/01/21	122
180	3.500%, 04/01/20	190
115	3.000%, 04/01/18	119
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,179
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA Insured
490	3.450%, 01/01/22	513
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,016
	Hawaii State, Ser A, RB
700	5.000%, 01/01/23	857
1,600	5.000%, 01/01/30	1,898
2,100	5.000%, 01/01/31	2,481
500	5.000%, 01/01/33	589
500	5.000%, 01/01/34	587

March 31, 2015		www.bishopstreetfunds.com
13

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Ser DF, GO, AMBAC Insured
$90	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	$91
	Hawaii State, Ser DG, GO, AMBAC Insured
1,110	5.000%, 07/01/16 , Pre-Refunded @ 100 (A)	1,123
	Hawaii State, Ser DI, GO, AGM Insured
375	5.000%, 03/01/25 , Pre-Refunded @ 100 (A)	391
	Hawaii State, Ser DK, GO
280	5.000%, 05/01/18	315
675	5.000%, 05/01/25	757
1,000	5.000%, 05/01/27	1,119
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	228
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	935
	Hawaii State, Ser DQ, GO
100	5.000%, 06/01/21	116
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,197
1,000	5.000%, 06/01/19	1,153
505	4.250%, 06/01/19	567
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	314
225	4.500%, 11/01/19	257
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	943
1,000	5.000%, 02/01/20	1,169
125	4.000%, 02/01/20	140
	Hawaii State, Ser DZ, GO
1,025	5.000%, 12/01/17	1,138
900	5.000%, 12/01/21	1,088
1,000	5.000%, 12/01/22	1,204
960	5.000%, 12/01/23	1,152
120	5.000%, 12/01/26	143
250	5.000%, 12/01/28	295
250	5.000%, 12/01/30	293
1,000	5.000%, 12/01/31	1,168
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,130
1,700	5.000%, 12/01/22	2,047
	Hawaii State, Ser EF, GO
1,275	5.000%, 11/01/22	1,558
300	5.000%, 11/01/23	366
	Hawaii State, Ser EH, GO
1,000	5.000%, 08/01/18	1,132
300	5.000%, 08/01/20	355
200	5.000%, 08/01/24	245
500	5.000%, 08/01/32	586
	Hawaii State, Ser EO
2,075	5.000%, 08/01/34	2,432
	Hawaii State, Ser EO, GO
1,000	5.000%, 08/01/33	1,176
	Hawaii State, Ser EP
275	5.000%, 08/01/25	340
	Hawaii State, Ser EP, GO
150	5.000%, 08/01/20	177
1,000	5.000%, 08/01/22	1,218
	Hawaii State, COP, AMT
1,000	5.250%, 08/01/25	1,178
	Honolulu City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/30	119
525	5.000%, 07/01/31	622
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,218

March 31, 2015		www.bishopstreetfunds.com
14

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

Hawaii — (continued)
$100	4.000%, 07/01/18	$109
400	3.000%, 07/01/17	421
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NATL Insured
1,250	5.000%, 07/01/26 , Pre-Refunded @ 100 (A)	1,323
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NATL Insured
1,000	5.250%, 07/01/20, Pre-Refunded @ 100 (A)	1,059
1,000	5.250%, 07/01/21, Pre-Refunded @ 100 (A)	1,059
325	5.000%, 07/01/15	329
50	5.000%, 07/01/16	53
	Honolulu Hawaii City & County, Ser A
775	5.000%, 10/01/19	899
1,250	5.000%, 10/01/35	1,485
	Honolulu Hawaii City & County, Ser A, GO
275	5.250%, 08/01/31	328
1,100	5.250%, 04/01/32 , Pre-Refunded @ 100 (A)	1,277
680	5.000%, 11/01/21	819
500	5.000%, 11/01/22	609
1,000	5.000%, 04/01/33 , Pre-Refunded @ 100 (A)	1,151
1,170	5.000%, 11/01/33	1,361
1,000	4.250%, 08/01/32	1,075
700	4.000%, 11/01/19	783
325	4.000%, 08/01/22	365
500	4.000%, 11/01/37	523
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
60	5.000%, 07/01/19 , Pre-Refunded @ 100 (A)	66
1,000	5.000%, 07/01/22 , Pre-Refunded @ 100 (A)	1,098
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	322
250	5.000%, 12/01/18	285
375	5.000%, 08/01/21	450
350	5.000%, 08/01/22	419
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
1,015	5.250%, 07/01/16	1,076
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	225
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,173
200	5.250%, 09/01/23	234
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
635	5.000%, 07/01/20	729
1,000	5.000%, 07/01/25	1,186
100	5.000%, 07/01/31	115
1,000	5.000%, 07/01/38	1,144
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A-1, RB, NATL Insured
815	5.000%, 07/01/22	860
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Senior A, RB, NATL Insured
1,650	5.000%, 07/01/31	1,734
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
170	6.900%, 06/20/35	170
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	300
150	5.000%, 08/01/23	181
250	4.000%, 08/01/24	280
250	3.250%, 08/01/23	266
	Kauai County, Ser A, GO, NATL Insured
3,195	5.000%, 08/01/15, Pre-Refunded @ 100 (A)	3,246
415	5.000%, 08/01/21	421
	Maui County, GO
250	5.000%, 06/01/20	293

March 31, 2015		www.bishopstreetfunds.com
15

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)

Hawaii — (continued)
$150	5.000%, 06/01/21	$179
	Maui County, GO, NATL Insured
205	5.000%, 03/01/24	206
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,095
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,039
	Maui County, Ser A, GO, NATL Insured
1,000	4.750%, 07/01/25, Pre-Refunded @ 100 (A)	1,055
	Maui County, Ser B, GO
375	4.000%, 06/01/16	390
500	4.000%, 06/01/21	557
	Maui County, Ser B, GO, NATL Insured
500	5.000%, 07/01/16	529
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,100	5.000%, 10/01/23	1,172
	University of Hawaii, College Improvements Project, Ser A, RB, NATL Insured
200	5.000%, 07/15/19	211
150	5.000%, 07/15/22	158
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	119
	University of Hawaii, Ser A, RB, NATL Insured
975	5.000%, 07/15/21	1,030
2,000	4.500%, 07/15/23	2,095
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,127

		126,709

Indiana — 0.0%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
80	4.100%, 06/01/27	85

Kansas — 0.4%
	Sedgwick County, Unified School District No. 260 Derby, GO
500	5.000%, 10/01/29	585

Maine — 0.5%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	850

Maryland — 0.8%
	Baltimore, Ser B, RB
500	5.000%, 07/01/27	598
	Maryland State, GO
575	5.000%, 03/01/22	674

		1,272

Massachusetts — 0.5%
	Massachusetts Bay, Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	771

Nebraska — 0.1%
	Omaha, GO
100	5.250%, 10/15/19	115

March 31, 2015		www.bishopstreetfunds.com
16

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)		Value (000)
New Jersey — 0.3%
	New Jersey Transportation Trust Fund Authority, Ser A, RB
$500	5.500%, 06/15/41	$546

New York — 3.0%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,124
	New York City Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,158
	New York State, Dormitory Authority, Ser A
875	5.000%, 03/15/31	1,037
	New York, New York, Ser D
350	5.000%, 08/01/21	417
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	587
	New York, New York, Ser J, GO
275	5.000%, 08/01/33	320

		4,643

Ohio — 1.0%
	Akron, RB
1,000	5.000%, 12/01/33	1,136
	Ohio State, Ser B, GO
300	5.000%, 08/01/22	365

		1,501

Oklahoma — 0.1%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	141

Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
225	5.000%, 10/01/19	260

Texas — 2.9%
	Arlington Higher Education Finance, RB
750	5.000%, 08/15/27	913
	Central Texas Turnpike System, Ser B
1,000	5.000%, 08/15/37	1,139
	Dallas Area Rapid Transit, RB
500	5.000%, 12/01/36	571
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	0.000%, 09/15/37 (B)	366
	North East Independent School District, GO
275	5.250%, 02/01/28	355
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,141

		4,485

Utah — 0.1%
	Central Utah Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	239

Washington — 1.7%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	885
	Snohomish County, School District No. 306 Lakewood, GO
1,000	5.000%, 12/01/26	1,219

March 31, 2015		www.bishopstreetfunds.com
17

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2015

Face Amount (000)/Shares		Value (000)

Washington — (continued)
	Washington State, Ser R-2015, GO
$450	5.000%, 07/01/20	$532

		2,636

TOTAL MUNICIPAL BONDS (Cost $146,428)		151,821

SHORT-TERM INVESTMENT (C) — 1.0%
1,460,417	Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (Cost $1,460)	1,460

TOTAL INVESTMENTS (Cost $147,888†) — 99.2%		$153,281

Percentages are based on Net Assets of $154,594(000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	The rate reported is the 7-day effective yield as of March 31, 2015.
†	At March 31, 2015, the tax basis cost of the Fund’s investments was $147,888 and the unrealized appreciation and depreciation were $5,586 and $(193) respectively.

Cost figures are shown in thousands.

AGC—American Guarantee Corporation

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Company

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corporation

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

NATL—National Public Finance Guarantee Corporation

RB—Revenue Bond

Ser—Series

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$151,821	$—	$151,821
Short-Term Investment	1,460	—	—	1,460

Total Investments in Securities	$1,460	$151,821	$—	$153,281

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2400

March 31, 2015		www.bishopstreetfunds.com
18

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: May 29, 2015

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: May 29, 2015